Inventories (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 213,574,563.33	$ 206,525,000
Work in process	72,449,474.94	68,593,000
Finished goods	736,158,944.08	670,291,000
Health care supplies	362,867,955.51	395,342,000
Inventories	$ 1,385,051,000	$ 1,340,751,000